Segment information and revenue - Remaining performance obligations of long-term contracts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 666,684	¥ 551,775	¥ 1,051,690
Expected to be recognized within one year
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	428,055	386,278	670,991
Expected to be recognized in one to two years
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	120,256	112,605	237,126
Expected to be recognized in two to three years
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	52,698	38,900	99,208
Expected to be recognized beyond three years
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 65,675	¥ 13,992	¥ 44,365